INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income tax expense [Abstract]
Income tax	$ 78,350	$ 36,786
Deferred tax	(18,209)	(8,368)
Withholding tax expense	37,333	21,435
Income tax expense	$ 97,474	$ 49,853